Note 13 - Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of restricted shares	Weighted average grant date fair value per non-vested share

Non-vested, January 1, 2012	—	—
Granted	74,761	7.26
Vested	—	—
Forfeited	—	—
Non-vested, December 31, 2012	74,761	7.26